Document and Entity Information	May 23, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001840425
Document Type	8-K
Document Period End Date	May 23, 2024
Entity Registrant Name	BELLEVUE LIFE SCIENCES ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-41390
Entity Tax Identification Number	84-5052822
Entity Address, Address Line One	10900 NE 4th Street
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	(425)
Local Phone Number	635-7700
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Common Stock One Redeemable Warrant And One Right 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of common stock, one redeemable warrant and one right
Trading Symbol	BLACU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	BLAC
Security Exchange Name	NASDAQ
Redeemable Warrants Exercisable For Shares Of Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	BLACW
Security Exchange Name	NASDAQ
Right To Receive Onetenth 110 Of One Share Of Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Right to receive one-tenth (1/10) of one share of common stock
Trading Symbol	BLACR
Security Exchange Name	NASDAQ